Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 7.  Commitments and Contingencies

We are involved in ongoing legal and regulatory proceedings.  Other than those described in the following paragraphs, there were no material changes to our disclosures of commitments and contingencies from our Annual Report on Form 10-K for the fiscal year ended January 28, 2012 and our Quarterly Report on Form 10-Q for the quarterly periods ended April 28, 2012 and July 28, 2012.

Employee Claims

Ragano Claim

On July 11, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of San Mateo by Anita Ragano, as a purported class action proceeding on behalf of herself and all current and former hourly retail employees employed by Michaels stores in California. We removed the matter to the U.S. District Court for the Northern District of California on August 9, 2011. The complaint was subsequently amended to add an additional named plaintiff, Terri McDonald. The lawsuit alleges that Michaels stores failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California’s unfair competition law. The plaintiffs seek injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys’ fees and costs. On August 10, 2012, we reached a tentative class-wide settlement with plaintiffs and the Court granted preliminary approval on October 26, 2012. A final approval hearing is scheduled for March 1, 2013.  The settlement, if approval is granted, will not have a material effect on our consolidated financial statements, and was accrued as of October 27, 2012.

Irene Barreras Claim

On July 24, 2012, Irene Barreras, a former employee, filed a purported class action proceeding against Michaels Stores, Inc. in the Superior Court of the State of California for the County of Alameda (“Alameda Superior Court”), alleging unfair business competition and unjust enrichment, wrongful termination, disability discrimination, failure to prevent discrimination, failure to engage in the interactive process, and failure to accommodate mental or physical disabilities.  The suit is brought on Ms. Barreras’ behalf and on behalf of a class of all retail store employees who were terminated from July 24, 2008 to the present, allegedly due to Michaels refusal to engage in the interactive process with, or provide accommodations to, the terminated employees who did not meet the qualifications for medical leaves.  The plaintiff seeks injunctive relief, compensatory damages, punitive damages, consequential damages, general damages, interest, attorneys’ fees and costs.  On August 24, 2012, we removed the case to the United States District Court, Northern District of California. Our motion to dismiss the case is pending. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our consolidated financial statements.

Consumer Class Action Claims

Pricing and Promotion

On April 30, 2012, William J. Henry, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the Court of Common Pleas, Lake County, Ohio, on behalf of himself and all similarly-situated Ohio consumers who purchased framing products and/or services from Michaels during weeks where Michaels was advertising a discount for framing products and/or services. The lawsuit alleges that Michaels advertised discounts on its framing products and/or services without actually providing a discount to its customers. The plaintiff claims violation of Ohio law ORC 1345.01 et seq., breach of contract, unjust enrichment and fraud. The plaintiff has alleged damages, penalties and fees not to exceed $5 million, exclusive of interest and costs. We filed a Motion to Dismiss on July 3, 2012.  On October 23, 2012, the Court granted our Motion to Dismiss, in part, dismissing the Plaintiff’s breach of contract claim and denying the motion as to the other claims. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our consolidated financial statements.

Website Tracking and Coding

On June 19, 2012, Jerome Jurgens, a citizen of Missouri, filed a purported class action proceeding against Michaels Stores, Inc. in the 25th Judicial Circuit Court, Phelps County, Missouri, on behalf of himself, Wendy Poepsel and all other similarly-situated Missouri individuals who, on or after June 19, 2007, accessed the Michaels website and had Flash cookies attach to their computers. Plaintiffs allege that Michaels, through the use of its website, makes use of cookies in order to ascertain user’s web browsing habits.  Specifically, the plaintiffs allege violations of the Missouri Computer Tampering and Merchandising Practices Act statutes, as well as common law claims of conversion, trespass to chattels, invasion of privacy and unjust enrichment are alleging damages, penalties and fees not to exceed $5 million, inclusive of costs and attorneys’ fees.  We filed a Motion to Dismiss on August 8, 2012, which was subsequently denied. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our consolidated financial statements.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incidental to the ordinary course of business.

ASC 450, Contingencies, governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: “probable”, meaning that “the future event or events are likely to occur”; “remote”, meaning that “the chance of the future event or events occurring is slight”; and “reasonably possible”, meaning that “the chance of the future event or events occurring is more than remote but less than likely”. In accordance with ASC 450, the Company accrues for a loss contingency when we conclude the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, as well as other ongoing matters previously disclosed in the Company’s filings with the Securities and Exchange Commission, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $15 million, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company’s management, based on current knowledge and after taking into account its current legal accruals, the eventual outcome of all matters described in this Note would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company’s consolidated results of operations or cash flows in particular quarterly or annual periods.

Note 11.  Commitments and Contingencies

Commitments

We operate stores and use distribution centers, office facilities, and equipment that are generally leased under non-cancelable operating leases, the majority of which provide for renewal options. Future minimum annual rental commitments for all non-cancelable operating leases as of January 28, 2012 are as follows (in millions):

For the fiscal year:	Operating Leases
2012	$355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	$1,788

Rental expense applicable to non-cancelable operating leases was $345 million, $327 million, and $319 million, in fiscal 2011, 2010, and 2009, respectively.

Employee Claims

Adams Claim

On April 22, 2009, 129 individuals commenced an action against the Company styled Adams, et. al. v. Michaels Stores, Inc. in the U.S. District Court for the Central District of California. The Adams suit alleges that Michaels failed to pay overtime wages, provide meal and rest periods (or compensation in lieu thereof), accurately record hours worked and provide itemized employee wage statements. The Adams suit additionally alleges that the foregoing conduct was in breach of California's unfair competition law. Similar claims were subsequently filed by an additional eight individuals.  The plaintiffs seek injunctive relief, damages for unpaid wages, penalties, restitution, interest, and attorneys' fees and costs. A number of the individual plaintiff claims have been settled for immaterial amounts. A bench trial on one of the plaintiff's case occurred in December 2010, and no decision has been rendered.  We believe we have meritorious defenses and intend to defend the remaining individual claims vigorously. We do not believe the resolution of these cases will have a material effect on our Consolidated Financial Statements.

Ragano Claim

On July 11, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of San Mateo by Anita Ragano, as a purported class action proceeding on behalf of herself and all current and former hourly retail employees employed by Michaels stores in California.  We removed the matter to the U.S. District Court for the Northern District of California on August 9, 2011.  The lawsuit alleges that Michaels stores failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law.  The plaintiff seeks injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys' fees and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Rea Claim

On September 15, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of Orange ("Superior Court") by four former store managers as a purported class action proceeding on behalf of themselves and certain former and current store managers employed by Michaels stores in California.  The lawsuit alleges that the Company stores improperly classified its store managers as exempt employees and as such failed to pay all wages, overtime, waiting time penalties and failed to provide accurate wage statements.  The lawsuit also alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law.  The plaintiffs have pled less than five million dollars in damages, penalties, costs of suit and attorneys' fees, exclusive of interest. We believe we have meritorious defenses and intend to defend the lawsuit vigorously.  Based on the plaintiffs' pleadings of less than $5 million dollars, we do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Tijero and Godfrey Consolidated Claim

On February 12, 2010, the Company and its wholly owned subsidiary, Aaron Brothers, was served with a lawsuit filed in the California Superior Court in and for the County of Alameda by Jose Tijero, a former assistant manager for Aaron Brothers as a purported class action proceeding on behalf of himself and all current and former hourly retail employees employed by Aaron Brothers in California. On July 12, 2010, Aaron Brothers was served with a lawsuit filed in the California Superior Court in and for the County of Orange by Amanda Godfrey, a former Aaron Brothers' hourly employee alleging similar allegations as in the Tijero suit. On October 15, 2010, the cases were consolidated against Aaron Brothers and re-filed in the U.S. District Court-Northern District of California. These suits allege that Aaron Brothers failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law. The plaintiff seeks injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys' fees and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Consumer Class Action Claims

Zip Code Claims

On August 15, 2008, Linda Carson, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the Superior Court of California, County of San Diego ("San Diego Superior Court"), on behalf of herself and all similarly-situated California consumers. The Carson lawsuit alleges that Michaels unlawfully requested and recorded personally identifiable information (i.e., her zip code) as part of a credit card transaction. The plaintiff sought statutory penalties, costs, interest, and attorneys' fees. We contested certification of this claim as a class action and filed a motion to dismiss the claim. On March 9, 2009, the Court dismissed the case with prejudice. The plaintiff appealed this decision to the California Court of Appeal for the Fourth District, San Diego. On July 22, 2010, the Court of Appeal upheld the dismissal of the case. The plaintiff appealed this decision to the Supreme Court of California ("California Supreme Court"). On September 29, 2010, the California Supreme Court granted the plaintiff's petition for review; however, it stayed any further proceedings in the case until another similar zip code case pending before the court, Pineda v. Williams-Sonoma, was decided. On February 10, 2011, the California Supreme Court ruled, in the Williams-Sonoma case, that zip codes are personally identifiable information and therefore the Song-Beverly Credit Card Act of 1971, as amended ("Song Act") prohibits businesses from requesting or requiring zip codes in connection with a credit card transaction. On or about April 6, 2011, the Supreme Court transferred the Carson case back to the Court of Appeal with directions to the Court to reconsider its decision in light of the Pineda decision. Upon reconsideration the Court of Appeal remanded the case back to the San Diego Superior Court. We are reviewing the matter in light of this decision and, at this time, we are unable to estimate a range of loss, if any, in this case.

Additionally, since the California Supreme Court decision on February 10, 2011, three additional purported class action lawsuits alleging violations of the Song Act have been filed against the Company: Carolyn Austin v. Michaels Stores, Inc. and Tiffany Heon v. Michaels Stores, Inc., both in the San Diego Superior Court and Sandra A. Rubinstein v. Michaels Stores, Inc. in the Superior Court of California, County of Los Angeles, Central Division.  The Rubenstein case was transferred to the San Diego Superior Court.  Unopposed motions to coordinate these actions have been filed and an order coordinating the cases has been entered. Also, relying in part on the California Supreme Court decision, an additional purported class action lawsuit was filed on May 20, 2011 against the Company: Melissa Tyler v. Michaels Stores, Inc. in the U.S. District Court-District of Massachusetts, alleging violation of a similar Massachusetts statute, Mass. Gen. Laws ch. 93, section 105(a) ("Statute"),  regarding the collection of personally identifiable information in connection with a credit card transaction. A hearing was held on October 20, 2011 on our Motion to Dismiss the claims.  On January 6, 2012, the Court granted our Motion to Dismiss.  However, the Court certified questions of law to the Massachusetts Supreme Judicial Court regarding the interpretation of the Statute.  Briefing to the Supreme Judicial Court will take place in the Spring 2012 and we anticipate oral arguments to be scheduled in the fall 2012.

We intend to vigorously defend each of these cases and we are unable, at this time, to estimate a range of loss, if any.

Data Breach Claims

Payment Card Terminal Tampering

On May 3, 2011, we were advised by the U.S. Secret Service that they were investigating certain fraudulent debit card transactions that occurred on accounts that had been used for legitimate purchases in selected Michaels stores. A subsequent internal investigation revealed that approximately 90 payment card terminals in certain Michaels stores had been physically tampered with, potentially resulting in customer debit and credit card information to be compromised. We have since removed and replaced approximately 7,200 payment card terminals comparable to the identified tampered payment card terminals from our Michaels stores.  The Company continues to cooperate with various governmental entities and law enforcement authorities in investigating the payment card terminal tampering, but we do not know the full extent of any fraudulent use of such information.

On May 18, 2011, Brandi F. Ramundo, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the U.S. District Court for the Northern District of Illinois, on behalf of herself and all similarly-situated U.S. consumers. The Ramundo lawsuit alleges that Michaels failed to take commercially reasonable steps to protect consumer financial data, and was in breach of contract and various laws, including the Federal Stored Communications Act and the Illinois Consumer Fraud and Deceptive Practices Act. The plaintiff seeks compensatory, statutory and punitive damages, costs, credit card fraud monitoring services, interest and attorneys' fees. Subsequently three additional purported class action lawsuits significantly mirroring the claims in the Ramundo complaint were filed against the Company: Mary Allen v. Michaels Stores, Inc., Kimberly Siprut v. Michaels Stores, Inc., and Jeremy Williams v. Michaels Stores, Inc., all in the U.S. District Court for the Northern District of Illinois. On June 8, 2011, an order was entered consolidating all four matters, which also provided for future consolidation of all related actions subsequently filed or transferred. On July 8, 2011, a Consolidated Amended Class Action Complaint styled In Re Michaels Stores Pin Pad Litigation ("In Re Michaels Stores Consolidated Complaint") was filed in the U.S. District Court for the Northern District of Illinois and on August 8, 2011, we filed a Motion to Dismiss the In Re Michaels Stores Consolidated Complaint. A hearing on this motion was held on October 27, 2011 and the decision is pending. On August 25, 2011, subsequent to the filing of the Consolidated Complaint and our Motion to Dismiss, a fifth class action, Sherry v. Michaels Stores, Inc., was filed in the U.S. District Court for the Northern District of Illinois.  On September 29, 2011, the Sherry case was reassigned and consolidated into the Consolidated Complaint. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We are unable to estimate a range of loss, if any, in the case.

Two additional purported class action lawsuits significantly mirroring the claims in the In Re Michaels Stores Consolidated Complaint have been filed against the Company in New Jersey: Sara Rosenfeld and Ilana Soffer v. Michaels Stores, Inc. filed in the Superior Court of New Jersey on July 7, 2011, removed to the U.S. District Court of New Jersey on August 5, 2011, and transferred to the Northern District of Illinois on September 9, 2011 and reassigned and consolidated into the Consolidated Complaint; and Lori Wilson v. Michaels Stores, Inc. filed in the Superior Court of New Jersey on August 10, 2011.  We are seeking to have the Wilson case transferred and consolidated as well by filing appropriate requests with the Judicial Panel on Multi-District Litigation. We believe we have meritorious defenses and intend to defend the lawsuits vigorously. Nevertheless, the parties are attempting to reach a mediated settlement for an amount that we do not believe will have a material effect on our Consolidated Financial Statements.

Governmental Inquiries and Related Matters

Non-U.S. Trust Inquiry

In early 2005, the District Attorney's office of the County of New York and the SEC opened inquiries concerning non-U.S. trusts that directly or indirectly held shares of Michaels Common Stock and Common Stock options. A federal grand jury requested information with respect to the same facts. We are cooperating in these inquiries and have provided information in response to the requests.

Certain of these trusts and corporate subsidiaries of the trusts acquired securities of Michaels in transactions directly or indirectly with Charles J. Wyly, Jr. and Sam Wyly, who were, respectively, Chairman and Vice Chairman of the Board of Directors prior to the consummation of the Merger, or with other Wyly family members. In addition, subsidiaries of certain of these trusts acquired securities directly from us in private placement transactions in 1996 and 1997 and upon the exercise of stock options transferred, directly or indirectly, to the trusts or their subsidiaries by Charles Wyly, Sam Wyly, or other Wyly family members.

We understand that Charles Wyly and Sam Wyly and/or certain of their family members are beneficiaries of irrevocable non-U.S. trusts. The 1996 and 1997 private placement sales by us of Michaels securities to subsidiaries of certain of these trusts were disclosed by us in filings with the SEC. The transfer by Charles Wyly and/or Sam Wyly (or by other Wyly family members or family-related entities) of Michaels securities to certain of these trusts and subsidiaries was also disclosed in filings with the SEC by us and/or by Charles Wyly and Sam Wyly. Based on information provided to us, our SEC filings prior to 2005 did not report securities owned by the non-U.S. trusts or their corporate subsidiaries as beneficially owned by Charles Wyly and Sam Wyly.

Charles Wyly and Sam Wyly filed an amended Schedule 13D with the SEC on April 8, 2005, stating that they may be deemed the beneficial owners of Michaels securities held directly or indirectly by the non-U.S. trusts. In our 2005 and 2006 proxy statements, we included the securities held in the non-U.S. trusts or their separate subsidiaries, as reported by the Wylys, in the beneficial ownership table of our principal stockholders and management, with appropriate footnotes.

On July 29, 2010, the SEC filed a civil enforcement action in federal district court for the Southern District of New York against Charles Wyly, Sam Wyly and others alleging, among other things, violations of various federal securities laws, including those governing ownership reporting and trading of securities, in connection with the non-U.S. trusts and their subsidiaries. Additional information may be obtained at the SEC's website. Sam Wyly, the estate of Charles Wyly and the Wylys' attorney, Michael French, also a former director of the Company, have requested indemnification from the Company for certain legal costs with respect to these matters. The Company has resolved all claims with regards to Sam Wyly and the estate of Charles Wyly for an immaterial amount.  The Company believes that Mr. French's claim is without merit.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incident to the ordinary course of business. The results of litigation are inherently unpredictable. Any claims against us, whether meritorious or not, could be time consuming, result in costly litigation, require significant amounts of management time and result in diversion of significant resources.

ASC 450, Contingencies, governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: "probable," meaning that "the future event or events are likely to occur"; "remote," meaning that "the chance of the future event or events occurring is slight"; and "reasonably possible," meaning that "the chance of the future event or events occurring is more than remote but less than likely." In accordance with ASC 450, the Company accrues for a loss contingency when we conclude that the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $13 million, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company's management, based on current knowledge and after taking into account its current legal accruals, that the eventual outcome of all matters described in this Note would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.